Acquisition of Xing Beverage, LLC - Summary of Estimated Fair Values of Purchase Price (Details) - USD ($)	Sep. 30, 2016	Dec. 31, 2015
Inventories		$ 328,802
Property and equipment, net		53,600
Goodwill	$ 9,524,041	$ 389,014
Xing Beverage Llc [Member]
Accounts receivable	5,627,669
Inventories	4,847,417
Prepaid expenses and other current assets	492,972
Property and equipment, net	7,418,789
Other intangible assets acquired
Assumption of accounts payable, accrued expenses, other current liabilities and mortgage note payable	(7,526,874)
Total Assest and Liabilities assumed	10,859,973
Goodwill	9,135,027
Total Purchase Price	$ 19,995,000